Revolving Credit Facility, Bonds Payable and Secured Debt Facility, and Derivative Instruments	6 Months Ended
Jun. 30, 2011
Revolving Credit Facility, Bonds Payable and Secured Debt Facility, and Derivative Instruments
(8)	Revolving Credit Facility, Bonds Payable and Secured Debt Facility, and Derivative Instruments

The following represents the Company’s debt obligations as of June 30, 2011 and December 31, 2010:

Revolving Credit Facilities, Bonds Payable and Secured Debt Facility	June 30, 2011	December 31, 2010
Revolving Credit Facility, weighted average interest at 1.37% and 1.29% at June 30, 2011 and December 31, 2010, respectively	$201,000	$104,000
2005-1 Bonds, interest at 0.72% and 0.79% at June 30, 2011 and December 31, 2010, respectively	201,404	227,070
2011-1 Bonds, interest at 4.70% at June 30, 2011	400,000	—
Secured Debt Facility, weighted average interest at 2.92% and 3.01% at June 30, 2011 and December 31, 2010, respectively	540,372	558,127

Total debt obligations	$1,342,776	$889,197

Amount due within one year	$91,500	$51,500

Amounts due beyond one year	$1,251,276	$837,697

Revolving Credit Facility

A Company subsidiary, TL, has a credit agreement with a group of banks that provides for a revolving credit facility with an aggregate commitment amount of up to $205,000 (which includes a $50,000 letter of credit facility) (the “Credit Facility”). The Credit Facility provides for payments of interest only during its term beginning on its inception date through April 22, 2013 when all borrowings are due in full. Interest on the outstanding amount due under the Credit Facility at June 30, 2011 was based either on the U.S. prime rate or LIBOR plus a spread between 0.5% and 1.5%, which varies based on TGH’s leverage. Total outstanding principal under the Credit Facility was $201,000 and $104,000 as of June 30, 2011 and December 31, 2010, respectively. The Company had no outstanding letters of credit under the Credit Facility as of June 30, 2011 and December 31, 2010.

The Credit Facility is secured by the Company’s containers and under the terms of the Credit Facility, the total outstanding principal may not exceed the lesser of the commitment amount and a formula based on the Company’s net book value of containers and outstanding debt. The additional amount available for borrowing under the Credit Facility, as limited by the Company’s borrowing base, was $4,000 as of June 30, 2011.

TGH acts as a guarantor of the Credit Facility. The Credit Facility contains restrictive covenants, including limitations on certain liens, indebtedness and investments. In addition, the Credit Facility contains certain restrictive financial covenants on TGH’s tangible net worth, leverage, debt service coverage and on TL’s leverage and interest coverage. The Company was in compliance with all such covenants at June 30, 2011. There is a commitment fee of 0.20% to 0.30% on the unused portion of the Credit Facility, which varies based on the leverage of TGH and is payable in arrears. In addition, there is an agent’s fee, which is payable annually in advance.

Bonds Payable and Secured Debt Facility

In 2005, one of the Company’s subsidiaries, Textainer Marine Containers Limited (“TMCL”), issued $580,000 in variable rate amortizing bonds (the “2005-1 Bonds”) to institutional investors. The $580,000 in 2005-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed the maximum payment term of 15 years. Based on the outstanding principal amount at June 30, 2011 and under a 10-year amortization schedule, $51,500 in 2005-1 Bond principal will amortize per year. Under the terms of the 2005-1 Bonds, both principal and interest incurred are payable monthly. TMCL is permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2005-1 Bonds. Ultimate payment of the 2005-1 Bonds’ principal has been insured by Ambac Assurance Corporation and the cost of this insurance coverage, which is equal to 0.275% on the outstanding principal balance of the 2005-1 Bonds, is recognized as incurred on a monthly basis. The interest rate for the outstanding principal balance of the 2005-1 Bonds equals one-month LIBOR plus 0.25%. The target final payment date and legal final payment date are May 15, 2015 and May 15, 2020, respectively.

In June 2011, TMCL issued $400,000 aggregate principal amount of Series 2011-1 Fixed Rate Asset Backed Notes (the “2011-1 Bonds”) to qualified institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) and to non-U.S. persons in accordance with Regulation S promulgated under the Securities Act. The $400,000 in 2011-1 Bonds represent fully amortizing notes payable on a straight-line basis over a scheduled payment term of 10 years, but not to exceed a maximum payment term of 15 years. Based on the outstanding principal amount at June 30, 2011 and under the 10-year amortization schedule, $40,000 in 2011-1 Bond principal will amortize per year. Under the terms of the 2011-1 Bonds, both principal and interest incurred are payable monthly. TMCL is not permitted to make voluntary prepayments of all, or a portion of, the principal balance of the 2011-1 Bonds prior to the payment date occurring in June 2013. The interest rate for the outstanding principal balance of the 2011-1 Bonds is fixed at 4.70% per annum. The final target payment date and legal final payment date are June 15, 2021 and June 15, 2026, respectively.

The Company’s primary ongoing container financing requirements are funded by revolving notes issued by TMCL (the “Secured Debt Facility”). On March 15, 2011, TMCL exercised an option to increase the maximum available commitment under the Secured Debt Facility from $750,000 to $850,000. The additional amount available for borrowing under the Secured Debt Facility, as limited by the Company’s borrowing base, was $20,344 as of June 30, 2011. The Secured Debt Facility provides for payments of interest only during the period from its inception until its Conversion Date (as defined in the Indenture governing the 2005-1 Bonds and the Secured Debt Facility) (currently set at June 29, 2012), with a provision for the Secured Debt Facility to amortize over a 10-year period, but not to exceed the maximum term of a 15-year period, beginning on the Conversion Date. The interest rate on the Secured Debt Facility, payable monthly in arrears, is LIBOR plus 2.75% during the revolving period prior to the Conversion Date. There is also a commitment fee on the unused portion of the Secured Debt Facility, payable in arrears, of 0.75% if total borrowings under the Secured Debt Facility equal 50% or more of the total commitment or 1.00% if total borrowings are less than 50% of the total commitment. If the Secured Debt Facility is not refinanced or renewed prior to the Conversion Date, the interest rate would increase based on pre-agreed terms during the 10 or 15 year amortization period that follows.

Under the terms of the 2005-1 Bonds, 2011-1 Bonds and Secured Debt Facility, the total outstanding principal of these two programs may not exceed an amount (the “Asset Base”), which is calculated by a formula based on TMCL’s book value of equipment, restricted cash and direct financing and sales-type leases. The total obligations under the 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility are secured by a pledge of TMCL’s assets. TMCL’s total assets amounted to $1,681,392 as of June 30, 2011. The 2005-1 Bonds, 2011-1 Bonds and the Secured Debt Facility also contain restrictive covenants regarding the average age of TMCL’s container fleet, certain earnings ratios, ability to incur other obligations and to distribute earnings, TGH’s container management subsidiary net income and debt levels, and overall Asset Base minimums, for which TMCL and TGH’s container management subsidiary believe that they were in compliance at June 30, 2011.

The following is a schedule by year, of future scheduled repayments, as of June 30, 2011:

	Revolving	2005-1	2011-1	Secured Debt
	Credit Facility	Bonds (1)	Bonds	Facility(1)
Twelve months ending June 30:
2012	$—	$51,500	$40,000	$—
2013	201,000	51,500	40,000	54,070
2014	—	51,500	40,000	54,070
2015	—	47,208	40,000	54,070
2016 and thereafter	—	—	240,000	378,487

	$201,000	$201,708	$400,000	$540,697

(1)	Future scheduled payments for the 2005-1 Bonds and the Secured Debt Facility exclude step acquisition adjustments of $304 and $325, respectively, related to the purchase by TL of 3,000 additional shares of TMCL on November 1, 2007. The adjustments were recorded to reduce the balance of both the 2005-1 Bonds and the Secured Debt Facility to an amount that equaled the fair market value of the debt on the date of the acquisition.

The future repayments schedule for the Secured Debt Facility is based on the assumption that the facility will not be extended on its Conversion Date and will then convert into a ten-year fully amortizing note payable.

Derivative Instruments

The Company has entered into several interest rate cap and swap agreements with several banks to reduce the impact of changes in interest rates associated with its 2005-1 Bonds, 2011-1 Bonds and Secured Debt Facility. The following is a summary of the Company’s derivative instruments as of June 30, 2011:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.19% and 5.63% per annum, non-amortizing notional amounts, withtermination dates through November 2015	$133,640
Interest rate swap contracts with several banks, with fixed rates between 0.97% and 3.96% per annum, amortizing notional amounts, with terminationdates through December 2015	521,060

Total notional amount as of June 30, 2011	$654,700

During August 2011, the Company entered into an interest rate cap contract with a bank which caps one-month LIBOR fixed rate at 3.21% per annum, in non-amortizing notional amount of $40,000 and a term from August 15, 2011 through August 15, 2012.

The Company’s interest rate swap agreements had a fair value asset and liability of $344 and $14,847, respectively, as of June 30, 2011 and a fair value asset and liability of $1,320 and $13,581, respectively, as of December 31, 2010, which are inclusive of counterparty risk. The primary external risk of the Company’s interest rate swap agreements is the counterparty credit exposure, as defined as the ability of a counterparty to perform its financial obligations under a derivative contract. The Company monitors its counterparties’ credit ratings on an on-going basis and believes that they were in compliance with the related derivative agreements at June 30, 2011. The Company does not have any master netting arrangements with its counterparties. The Company’s fair value assets and liabilities for its interest rate swap agreements are included in interest rate swaps in the accompanying condensed consolidated balance sheets. The change in fair value was recorded in the condensed consolidated statements of income as unrealized losses on interest rate swaps, net.